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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [X]; Amendment No.  1
                                          -----
         This Amendment (check one only):   [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waddell & Reed Financial, Inc.
Address:          6300 Lamar Avenue
                  Overland Park, KS  66202

Form 13F File Number:      28-7592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:             Wendy J. Hills
Title:            Secretary
Phone:            (913) 236-2013

Signature, Place and Date of Signing:

/s/ Wendy J. Hills               Overland Park, Kansas            April 1, 2005


The securities reported on herein are beneficially owned by (i) one or more open-end investment companies or other managed accounts which are advised by Waddell & Reed Investment Management Company ("WRIMCO") or Ivy Investment Management Company ("IICO"), or (ii) by managed accounts advised by Austin, Calvert & Flavin, Inc. ("ACF"), an investment advisor and wholly owned subsidiary of WRIMCO. WRIMCO is an investment advisory subsidiary of Waddell & Reed, Inc. ("WRI"). WRI is a broker-dealer and underwriting subsidiary of Waddell & Reed Financial Services, Inc., a parent holding company ("WRFSI"). WRFSI is a subsidiary of Waddell & Reed Financial, Inc., a publicly traded company ("WDR"). IICO is an investment advisory subsidiary of WDR. WDR, WRFSI and WRI are deemed to have "investment discretion" over the securities due to their control relationship with IICO, WRIMCO and/or ACF pursuant to Rule 13f-1(b) of the 1934 Securities Exchange Act, as amended.

Report Type (check only one):

[X] 13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5
Form 13F Information Table Entry Total      2
Form 13F Information Table Value Total      $264,684 ($ thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number               Name

1        28-7594                            Waddell & Reed Financial Services, Inc.

2        28-375                             Waddell & Reed, Inc.

3        28-4466                            Waddell & Reed Investment Management Company

4        28-3226                            Austin, Calvert & Flavin, Inc.

5        28-10368                           Ivy Investment Management Company

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
          12/31/2004

       ITEM 1     ITEM 2    ITEM 3    ITEM 4     ITEM 5                       ITEM 6     ITEM 7        ITEM 8

                                       FAIR      SHARES/                                MANAGERS    VOTING AUTHORITY
                 TITLE OF    CUSIP    MARKET    PRINCIPAL            PUT/   INVESTMENT     SEE      (SHARES)
  NAME OF ISSUE   CLASS     NUMBER    VALUE      AMOUNT     SH/PRN   CALL   DISCRETION   INSTR V    (A) SOLE   (B) SHARED  (C) NONE
LANCER CORP        COM     514614106  264,684     15,802    SH              DEFINED     1,2,3,4     15,802
                                      ------------------                                            ------
                                      264,684     15,802                                            15,802
                                      =======     ======                                            ======
